Share-based Payments - Number of RSUs, PSUs and DSUs Outstanding (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2021 bbl shares	Dec. 31, 2020 shares
Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding, beginning of year	835	839
Granted	362	689
Exercised		(385)
Exercised/Expired | bbl	(346)
Forfeited	(28)	(308)
Units outstanding, end of year	823	835
Performance Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding, beginning of year	2,272	1,640
Granted	602	1,196
Exercised		(431)
Exercised/Expired | bbl	(592)
Forfeited		(133)
Units outstanding, end of year	2,282	2,272
Deferred Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding, beginning of year	826	589
Granted	200	392
Exercised		(155)
Exercised/Expired | bbl	(94)
Units outstanding, end of year	932	826